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<FILENAME>M313FQ4.txt

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2012

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     M3F, Inc.
Address:  10 Exchange Place, Suite 510
          Salt Lake City, UT 84111


Form 13F File Number:  028-14066

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Jason A. Stock
Title:    Managing Director
Phone:    202-246-9200

Signature, Place, and Date of Signing:

      /s/ Jason A. Stock           Salt Lake City, UT              11/09/12
      ------------------           ------------------             ----------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:           40
                                         -----------

Form 13F Information Table Value Total:  $   140,174
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE


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
            COLUMN 1               COLUMN 2    COLUMN 3     COLUMN 4    COLUMN 5      COLUMN 6     COLUMN 7         COLUMN 8
---------------------------------  --------   ----------    -------- ------------   ------------  ---------  ------------------

                                                                                                                VOTING
                                    TITLE OF               VALUE   SHS OR        SH/  INVESTMENT  OTHER          AUTHORITY
NAME OF ISSUER                      CLASS     CUSIP       (x$1000) PRN AMT       PRN  DISCRETION  MANAGERS   SOLE  SHARED  NONE
BANK MUTUAL CORP		    COMMON	063750103    6,184  1,359,176	SH	SOLE		1,359,176
BANKFINANCIAL CORP		    COMMON	06643P104   10,950  1,245,775	SH	SOLE		1,245,775
BCSB BANCORP INC		    COMMON	055367106    1,194     87,184	SH	SOLE		   87,184
BENEFICIAL MUTUAL BANCORP INC	    COMMON	08173R104   11,729  1,226,839	SH	SOLE		1,226,839
CALIFORNIA FIRST NATIONAL BANCORP   COMMON	130222102    4,632    251,213	SH	SOLE		  251,213
CENTRAL BANCORP INC/MA		    COMMON	152418109      742     22,890	SH	SOLE		   22,890
CENTRAL VALLEY CMNTY BANCORP COM    COMMON	155685100      340     41,822	SH	SOLE		   41,822
CMS BANCORP INC COM		    COMMON	12600U102      245     30,658	SH	SOLE		   30,658
COMERICA INC			    COMMON	200340107    8,013    258,064	SH	SOLE		  258,064
COMMUNITY PARTNERS BANCORP	    COMMON	204018105    3,064    528,228	SH	SOLE		  528,228
EPLUS INC			    COMMON	294268107   10,912    278,220	SH	SOLE		  278,220
FARMERS NATIONAL BANC CORP	    COMMON	309627107    4,605    712,845	SH	SOLE		  712,845
FEDFIRST FINANCIAL CORP		    COMMON	31429C101    1,548    102,842	SH	SOLE		  102,842
FIRST ADVANTAGE BANCORP		    COMMON	31848L104    3,675    282,712	SH	SOLE		  282,712
FIRST CAPITAL BANCORP VA COM	    COMMON	319438107    1,283    513,224	SH	SOLE		  513,224
FIRST OF LONG ISLAND CORP/THE	    COMMON	320734106      739     23,975	SH	SOLE		   23,975
HOPFED BANCORP INC		    COMMON	439734104    4,209    561,145	SH	SOLE		  561,145
KEARNY FINANCIAL CORP		    COMMON	487169104    2,752    282,577	SH	SOLE		  282,577
MALVERN FEDERAL BANCORP INC	    COMMON	561410101    2,651    252,747	SH	SOLE		  252,747
MERIDIAN INTERSTATE BANCORP INC	    COMMON	58964Q104    8,025    486,344	SH	SOLE		  486,344
METRO BANCORP INC		    COMMON	59161R101    4,365    344,509	SH	SOLE		  344,509
NEWPORT BANCORP INC		    COMMON	651754103    3,233    217,699	SH	SOLE		  217,699
NORTHRIM BANCORP INC		    COMMON	666762109    5,527    274,445	SH	SOLE		  274,445
OBA FINANCIAL SERVICES INC	    COMMON	67424G101    5,887    388,569	SH	SOLE		  388,569
OCEANFIRST FINL CORP COM	    COMMON	675234108      422     28,793	SH	SOLE		   28,793
OCEAN SHORE HLDG CO NEW COM	    COMMON	67501R103    9,059    674,000	SH	SOLE		  674,000
OLD POINT FINANCIAL CORP	    COMMON	680194107    2,481    228,221	SH	SOLE		  228,221
PACIFIC PREMIER BANCORP INC	    COMMON	69478X105    4,730    495,777	SH	SOLE		  495,777
PEAPACK GLADSTONE FINANCIAL CORP    COMMON	704699107    1,504     92,052	SH	SOLE		   92,052
PRUDENTIAL BANCORP INC OF PENN      COMMON	744319104      252     42,684	SH	SOLE		   42,684
PULASKI FINANCIAL CORP		    COMMON	745548107      154     18,657	SH	SOLE		   18,657
REPUBLIC FIRST BANCORP INC COM	    COMMON	760416107      404    190,347	SH	SOLE		  190,347
ROMA FINANCIAL CORP		    COMMON	77581P109    2,832    318,254	SH	SOLE		  318,254
SOMERSET HILLS BANCORP		    COMMON	834728107    1,399    165,517	SH	SOLE		  165,517
SOUTHERN CONNECTICUT BANCORP INC    COMMON	84264A102      324    274,999	SH	SOLE		  274,999
SOUTHWEST BANCORP INC/STILLWATER    COMMON	844767103    4,786    441,077	SH	SOLE		  441,077
STANDARD FINL CORP MD COM	    COMMON	853393106      216     12,800	SH	SOLE		   12,800
TERRITORIAL BANCORP INC		    COMMON	88145X108    3,522    153,464	SH	SOLE		  153,464
WILLIS LEASE FINANCE CORP	    COMMON	970646105    1,211     98,099	SH	SOLE		   98,099
WSB HOLDINGS INC COM		    COMMON	92934C101      374     66,241	SH	SOLE		   66,241


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